Note 4(a) - Advances for Vessels Acquisitions/ Under Construction (Details Textual) $ in Thousands	Nov. 24, 2017 USD ($) T	Apr. 26, 2017 USD ($) T	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Advances for Vessels Acquisitions Under Construction			$ 6,757		$ 25,098
M/T Eco Palm Desert [Member]
Size of Vessel | T		50,000
Advances for Vessels Acquisitions Under Construction		$ 6,743
M/T Eco California [Member]
Size of Vessel | T	50,000
Advances for Vessels Acquisitions Under Construction	$ 14